Expense Example - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2015 Fund - Fidelity Freedom 2015 Fund - Class K6	May 30, 2024 USD ($)
Expense Example:
1 year	$ 27
3 years	84
5 years	146
10 years	$ 331